Shareholders' Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions					6 Months Ended	12 Months Ended
	Jun. 12, 2024	Apr. 09, 2024	Sep. 27, 2023	Jul. 06, 2023	Jun. 30, 2024	Jun. 28, 2024	Dec. 31, 2023
Summary of issued share capital and reserves attributable to shareholders [line items]
Increased in stock repurchased during the period value		€ 35
Dividend payables					€ 262
Aegon Ltd. [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend per common share	€ 0.3
Interim Dividend Two Thousand And Twenty Three [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend per common share			€ 0.14
Final Dividend Two Thousand And Twenty Three [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend per common share	€ 0.16				€ 0.16
Interim Dividend Two Thousand And Twenty Four [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend payables					€ 257
Dividend per common share					€ 0.16
Ordinary share [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock repurchase program to repurchase common shares						301
Stock repurchase program to repurchase common shares value				€ 1,500		€ 1,535
Common shares repurchased average price per share						€ 5.0966
Ordinary share [member] | Purchase Transactions Average Price Five Point Eight One [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock repurchase program to repurchase common shares value					€ 261
Ordinary share [member] | Purchase Transactions Average Price Five Point Three Eight [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock repurchase program to repurchase common shares value					€ 459
Ordinary share [member] | Purchase Transactions Average Price Four Point Seven Seven [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock repurchase program to repurchase common shares value							€ 815
Common shares B [member] | Interim Dividend Two Thousand And Twenty Three [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend per common share			€ 0.0035
Common shares B [member] | Interim Dividend Two Thousand And Twenty Four [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend per common share					€ 0.004